Business Combination - Disclosure of detailed information about common control acquisitions (Details) - USD ($) $ in Thousands		6 Months Ended
	Feb. 07, 2024	Jun. 30, 2024
Disclosure Of Common Control Acquisitions Table [Line Items]
Business Combination		$ (796,970)
CMB.TECH NV
Disclosure Of Common Control Acquisitions Table [Line Items]
Intangible assets	$ 3,538
Investments in equity accounted investees	12,399
Receivables	16,514
Deferred tax assets	5,414
Current assets	57,128
Cash and cash equivalents	4,176
LT loans and borrowings	(532,439)
Provisions	(111)
Current liabilities	(138,038)
Total identifiable net assets acquired	356,030
Consideration transferred	1,153,000
Business Combination	796,970
CMB.TECH NV | Vessels
Disclosure Of Common Control Acquisitions Table [Line Items]
Property, plant and equipment recognised as of acquisition date	425,564
CMB.TECH NV | Vessels under construction
Disclosure Of Common Control Acquisitions Table [Line Items]
Property, plant and equipment recognised as of acquisition date	478,235
CMB.TECH NV | Other tangible assets
Disclosure Of Common Control Acquisitions Table [Line Items]
Property, plant and equipment recognised as of acquisition date	$ 23,650